UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

Item 1. Reports	to Stockholders.

(a)      A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT
JUNE 30, 2023

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-457-3637; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2023
(UNAUDITED)

SECTOR WEIGHTINGS†

Health Care	32.9%
Industrials	28.6
Information Technology	9.9
Consumer Discretionary	6.5
Materials	6.4
Communication Services	5.9
Consumer Staples	3.6
Financials	2.2
Real Estate	1.7
Energy	0.5

Total Investments	98.2

Other Assets and Liabilities, Net	1.8

100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.2%

	Shares	Value
BELGIUM — 1.7%
UCB	6,670	$590,890

CANADA — 3.7%
Brookfield Asset Management, Cl A	18,706	611,258
Shopify, Cl A *	10,133	655,649

		1,266,907

DENMARK — 3.4%
Novo Nordisk, Cl B	3,792	610,845
Novozymes, Cl B	11,993	558,631

		1,169,476

FRANCE — 1.7%
Pernod Ricard	2,694	594,885

GERMANY — 1.9%
Fresenius Medical Care & KGaA	13,575	648,248

IRELAND — 5.2%
Experian PLC	16,334	626,721
Horizon Therapeutics PLC *	5,893	606,095
Jazz Pharmaceuticals PLC *	4,578	567,535

		1,800,351

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2023
(UNAUDITED)

   COMMON STOCK — continued

	Shares	Value
ISRAEL — 1.8%
Elbit Systems	3,017	$627,635

JAPAN — 3.3%
Astellas Pharma	37,100	551,617
Eisai	8,700	585,317

		1,136,934

NETHERLANDS — 1.8%
Universal Music Group	28,921	642,100

NORWAY — 1.9%
Kongsberg Gruppen	14,338	653,361

SWITZERLAND — 3.4%
Novartis	5,993	602,884
Roche Holding	1,830	559,442

		1,162,326

UNITED KINGDOM — 13.2%
BAE Systems PLC	50,230	591,978
GSK PLC	34,613	611,141
InterContinental Hotels Group PLC	8,761	605,251
LyondellBasell Industries, Cl A	6,533	599,926
Novocure *	7,443	308,885
RELX PLC	18,449	614,756
Smith & Nephew PLC	39,155	631,203
Smiths Group PLC	29,238	611,100

		4,574,240

UNITED STATES — 55.2%
COMMUNICATION SERVICES — 4.1%
Cars.com *	3,978	78,844
Fox	18,446	627,164
Match Group *	15,026	628,838
Yelp, Cl A *	2,176	79,228

		1,414,074

CONSUMER DISCRETIONARY — 4.8%
Aaron’s	5,794	81,927
Dine Brands Global	1,175	68,185
Etsy *	6,928	586,178
H&R Block	2,421	77,158
iRobot *	1,871	84,663
Perdoceo Education *	5,982	73,399

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2023
(UNAUDITED)

   COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Stride *	1,788	$66,567
Yum! Brands	4,385	607,542

		1,645,619

CONSUMER STAPLES — 1.9%
Altria Group	13,007	589,217
Vector Group	5,959	76,335

		665,552

ENERGY — 0.5%
Bristow Group *	2,813	80,818
Green Plains *	2,368	76,344

		157,162

FINANCIALS — 0.4%
Avantax *	3,387	75,801
Federated Hermes, Cl B	2,074	74,353

		150,154

HEALTH CARE — 12.8%
Amedisys *	943	86,228
Cara Therapeutics *	24,153	68,353
Catalyst Pharmaceuticals *	6,449	86,675
Chemed	138	74,751
Coherus Biosciences *	16,613	70,937
DaVita *	5,979	600,710
Dynavax Technologies *	6,425	83,011
Eagle Pharmaceuticals *	3,465	67,360
Edwards Lifesciences *	6,886	649,556
Emergent BioSolutions *	9,043	66,466
Exelixis *	3,890	74,338
Harmony Biosciences Holdings *	2,142	75,377
HealthEquity *	1,259	79,493
Illumina *	2,832	530,972
Inari Medical *	1,200	69,768
Incyte *	9,434	587,266
Laboratory Corp of America Holdings	2,709	653,763
Lantheus Holdings *	847	71,080
Myriad Genetics *	3,192	73,991
Neurocrine Biosciences *	807	76,100
Pacira BioSciences *	1,903	76,253
Pediatrix Medical Group *	5,339	75,867

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2023
(UNAUDITED)

   COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
REGENXBIO *	3,807	$76,102
Select Medical Holdings	2,612	83,218

		4,457,635

INDUSTRIALS — 17.8%
A O Smith	8,616	627,073
AAR *	1,377	79,535
Aerojet Rocketdyne Holdings *	1,372	75,282
AeroVironment *	752	76,914
Axon Enterprise *	3,045	594,140
CoreCivic *	8,374	78,799
Fluor *	2,528	74,829
General Dynamics	2,812	605,002
HNI	2,799	78,876
Huntington Ingalls Industries	2,845	647,522
Leidos Holdings	7,230	639,710
Lockheed Martin	1,294	595,732
Maximus	893	75,467
Northrop Grumman	1,327	604,847
Textron	9,170	620,167
TrueBlue *	4,266	75,551
United Parcel Service, Cl B	3,455	619,309

		6,168,755

INFORMATION TECHNOLOGY — 8.0%
Fair Isaac *	743	601,243
Fortinet *	8,658	654,458
InterDigital	880	84,964
Lattice Semiconductor *	937	90,018
LiveRamp Holdings *	2,948	84,195
Rambus *	1,174	75,335
ServiceNow *	1,075	604,118
VeriSign *	2,600	587,522

		2,781,853

MATERIALS — 3.2%
Century Aluminum *	8,635	75,297
Chemours	2,212	81,601
International Paper	19,399	617,082
Koppers Holdings	2,363	80,578
Materion	687	78,455

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2023
(UNAUDITED)

   COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
MP Materials *	3,378	$77,289
Sylvamo	1,816	73,457

		1,083,759

REAL ESTATE — 1.7%
Crown Castle International ‡	5,178	589,981

		19,114,544

TOTAL COMMON STOCK (Cost $32,969,364)		33,981,897

TOTAL INVESTMENTS— 98.2%
(Cost $32,969,364)		$33,981,897

Percentages are based on Net Assets of $34,599,255.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of June 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
JUNE 30, 2023
(UNAUDITED)

SECTOR WEIGHTINGS†

Consumer Staples	22.7%
Information Technology	19.7
Health Care	15.7
Industrials	10.3
Energy	5.5
Consumer Discretionary	3.6
Materials	3.5
Exchange Traded Fund	3.0
Real Estate	1.9
Utilities	1.7

Total Investments	87.6

Other Assets and Liabilities, Net	12.4

100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 84.6%

	Shares	Value
CONSUMER DISCRETIONARY — 3.6%

Lowe’s	5,769	$1,302,063

McDonald’s	4,270	1,274,211

		2,576,274

CONSUMER STAPLES — 22.7%

Archer-Daniels-Midland	17,411	1,315,575

Brown-Forman, Cl B	19,043	1,271,692

Celsius Holdings *	12,649	1,887,104

Church & Dwight	12,677	1,270,616

Coca-Cola	20,208	1,216,926

Colgate-Palmolive	16,034	1,235,259

Conagra Brands	36,223	1,221,440

Costco Wholesale	2,369	1,275,422

Edgewell Personal Care	45,658	1,886,132

J M Smucker	8,232	1,215,620

Kellogg	18,991	1,279,993

Philip Morris International	12,905	1,259,786

		16,335,565

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
JUNE 30, 2023
(UNAUDITED)

   COMMON STOCK — continued

	Shares	Value

ENERGY — 5.5%

Cameco	42,077	$1,318,272

Exxon Mobil	12,422	1,332,260

Occidental Petroleum	22,578	1,327,586

		3,978,118

HEALTH CARE — 15.7%

AmerisourceBergen	10,244	1,971,253

Cardinal Health	20,915	1,977,931

Eli Lilly	2,704	1,268,122

HCA Healthcare	6,512	1,976,262

Intuitive Surgical *	2,778	949,909

Johnson & Johnson	7,494	1,240,407

Merck	16,889	1,948,822

		11,332,706

INDUSTRIALS — 10.3%

Deere	3,107	1,258,925

Lockheed Martin	2,763	1,272,030

Rocket Lab USA *	227,541	1,365,246

Rockwell Automation	2,872	946,180

Rollins	30,533	1,307,729

Waste Management	7,496	1,299,956

		7,450,066

INFORMATION TECHNOLOGY — 19.7%

Adobe *	1,863	910,989

Advanced Micro Devices *	9,245	1,053,098

Applied Materials	6,391	923,755

Broadcom	1,076	933,355

C3.ai, Cl A *	26,812	976,761

Cisco Systems	38,328	1,983,091

Datadog, Cl A *	10,900	1,072,342

Dynatrace *	21,000	1,080,870

Juniper Networks	64,238	2,012,576

Microsoft	4,020	1,368,971

Palo Alto Networks *	3,975	1,015,652

Sprinklr, Cl A *	63,652	880,307

		14,211,767

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
JUNE 30, 2023
(UNAUDITED)

   COMMON STOCK — continued

	Shares	Value

MATERIALS — 3.5%

Albemarle	5,738	$1,280,091

Corteva	22,158	1,269,653

		2,549,744

REAL ESTATE — 1.9%

Iron Mountain ‡	23,478	1,334,020

UTILITIES — 1.7%

Ormat Technologies	15,405	1,239,486

TOTAL COMMON STOCK (Cost $57,137,009)		61,007,746

EXCHANGE TRADED FUND — 3.0%

Sprott Physical Gold Trust* (Cost $2,213,580)	143,449	2,140,259

TOTAL INVESTMENTS— 87.6% (Cost $59,350,589)		$63,148,005

Percentages are based on Net Assets of $72,114,657.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of June 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2023
(UNAUDITED)

  STATEMENTS OF ASSETS AND LIABILITIES

	Strategas Global Policy Opportunities ETF	Strategas Macro Thematic Opportunities ETF
Assets:
Investments at Value (Cost $32,969,364 and $59,350,589)	$33,981,897	$63,148,005
Cash	597,642	11,064,804
Foreign Currency at Value (Cost $3,966 and $—)	3,967	—
Dividend and Interest Receivable	21,720	83,377
Reclaim Receivable	9,906	532

Total Assets	34,615,132	74,296,718

Liabilities:
Payable for Investment Securities Purchased	—	2,153,531
Payable for Management Fees	15,877	28,530

Total Liabilities	15,877	2,182,061

Net Assets	$34,599,255	$72,114,657

Net Assets Consist of:
Paid-in Capital	$33,540,779	$76,839,162
Total Distributable Earnings/(Loss)	1,058,476	(4,724,505)

Net Assets	$34,599,255	$72,114,657

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,380,000	3,090,000

Net Asset Value, Offering and Redemption Price Per Share	$25.07	$23.34

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
FOR THE PERIOD ENDED JUNE 30, 2023
(UNAUDITED)

  STATEMENTS OF OPERATIONS

	Strategas Global Policy Opportunities ETF	Strategas Macro Thematic Opportunities ETF
Investment Income:
Dividend Income	$293,103	$672,483
Interest Income	10,825	103,864
Less: Foreign Taxes Withheld	(14,210)	—

Total Investment Income	289,718	776,347

Expenses:
Management Fees	94,546	240,258

Total Expenses	94,546	240,258

Net Investment Income	195,172	536,089

Net Realized Gain (Loss) on:
Investments(1)	21,749	(4,617,286)
Foreign Currency Transactions	(8,531)	—

Net Realized Gain (Loss)	13,218	(4,617,286)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,405,518	4,407,956
Foreign Currency Translations	233	—

Net Change in Unrealized Appreciation (Depreciation)	1,405,751	4,407,956

Net Realized and Unrealized Gain (Loss)	1,418,969	(209,330)

Net Increase in Net Assets Resulting from Operations	$1,614,141	$326,759

(1)	Includes Realized Gain (Loss) as a result of in-kind redemptions. (See Note 6 in the Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF

  STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(1)
Operations:
Net Investment Income	$195,172	$99,712
Net Realized Gain (Loss)	13,218	(160,590)
Net Change in Unrealized Appreciation (Depreciation)	1,405,751	(392,957)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,614,141	(453,835)

Distributions	—	(101,830)

Capital Share Transactions:
Issued	14,926,488	20,559,671
Redeemed	(1,945,380)	—

Increase in Net Assets from Capital Share Transactions	12,981,108	20,559,671

Total Increase in Net Assets	14,595,249	20,004,006

Net Assets:
Beginning of Period	20,004,006	—

End of Period	$34,599,255	$20,004,006

Share Transactions:
Issued	610,000	850,000
Redeemed	(80,000)	—

Net Increase in Shares Outstanding from Share Transactions	530,000	850,000

(1)	Commenced operations on January 24, 2022.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF

  STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(1)
Operations:
Net Investment Income	$536,089	$564,488
Net Realized Gain (Loss)	(4,617,286)	(4,373,798)
Net Change in Unrealized Appreciation (Depreciation)	4,407,956	(610,540)

Net Increase (Decrease) in Net Assets Resulting from Operations	326,759	(4,419,850)

Distributions	—	(567,168)

Capital Share Transactions:
Issued	5,751,183	90,630,477
Redeemed	(11,512,892)	(8,093,852)

Increase (Decrease) in Net Assets from Capital Share Transactions	(5,761,709)	82,536,625

Total Increase (Decrease) in Net Assets	(5,434,950)	77,549,607

Net Assets:
Beginning of Period	77,549,607	—

End of Period	$72,114,657	$77,549,607

Share Transactions:
Issued	250,000	3,730,000
Redeemed	(520,000)	(370,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(270,000)	3,360,000

(1)	Commenced operations on January 24, 2022.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF

  FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Six Months Ended June 30, 2023 (Unaudited)		Period Ended December 31, 2022(1)

Net Asset Value, Beginning of Period	$23.53		$25.00

Income (Loss) from Investment Operations:

Net Investment Income*	0.16		0.20

Net Realized and Unrealized Gain (Loss) on Investments	1.38		(1.55)

Total from Investment Operations	1.54		(1.35)

Dividends and Distributions:

Net Investment Income	—		(0.12)

Total Dividends and Distributions	—		(0.12)

Net Asset Value, End of Period	$25.07		$23.53

Total Return†	6.54%		(5.40)%

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)	$34,599		$20,004

Ratio of Expenses to Average Net Assets	0.65%	††	0.65% ††

Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.65%	††	0.65% ††

Ratio of Net Investment Income to Average Net Assets	1.34%	††	0.91% ††

Portfolio Turnover	43%	‡	85% ‡

*	Per unit data calculated using average units method.
†

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF

  FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Six Months Ended June 30, 2023 (Unaudited)		Period Ended December 31, 2022(1)

Net Asset Value, Beginning of Period	$23.08		$25.00

Income (Loss) from Investment Operations:

Net Investment Income*	0.16		0.32

Net Realized and Unrealized Gain (Loss) on Investments	0.10		(2.07)

Total from Investment Operations	0.26		(1.75)

Dividends and Distributions:

Net Investment Income	—		(0.17)

Total Dividends and Distributions	—		(0.17)

Net Asset Value, End of Period	$23.34		$23.08

Total Return†	1.13%		(7.00)%

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)	$72,115		$77,550

Ratio of Expenses to Average Net Assets	0.65%	††	0.65% ††

Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.65%	††	0.65% ††

Ratio of Net Investment Income to Average Net Assets	1.45%	††	1.45% ††

Portfolio Turnover	40%	‡	94% ‡

*	Per unit data calculated using average units method.
†

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2023
(UNAUDITED)

 NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 66 funds. The financial statements herein are those of the Strategas Global Policy Opportunities ETF and Strategas Macro Thematic Opportunities ETF (each a “Fund” and together, the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. The Funds are classified as a “diversified” investment company and operate as an exchange traded fund (“ETF”). Strategas Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. Vident Investment Advisory, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Funds. The Funds commenced operations on January 24, 2022. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2023
(UNAUDITED)

NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds.

Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board and were implemented through the Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

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In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedules of Investments.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period.

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However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2023, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income and any net realized capital gains at least annually. All distributions are recorded on ex-dividend date.

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Creation Units — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 10,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses Creation Unit breakdown as of the period ended June 30, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Strategas Global Policy Opportunities ETF	10,000	$750	$250,700	$750
Strategas Macro Thematic Opportunities ETF	10,000	$200	$233,400	$200

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For

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these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2023, the Funds did not incur any fees for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the period ended June 30, 2023, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement and Sub-Advisory Agreement:

The Adviser oversees the day-to-day operations of the Funds, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. Further, the Adviser continuously reviews, supervises, and administers the Funds’ investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of each Fund.

Under the investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser, the Adviser has agreed to pay all expenses incurred by each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). The

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Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.

On January 19, 2022, the Adviser and Vident Investment Advisory, LLC (“VIA”) (the “Sub-Adviser”) entered into an investment sub-advisory agreement with respect to the Funds (the “Current Sub-Advisory Agreement”). Pursuant to a Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser subject to the supervision of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of each Fund for assets up to $250 million, 0.065% based on the average daily net assets of each Fund when assets exceed $250 million, and 0.06% based on the average daily net assets of each Fund when assets exceed $500 million, subject to a minimum annual fee of $35,000.

Pursuant to a membership interest purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC, acquired Vident Advisory, LLC (d/b/a Vident Asset Management) (the “Transaction”), effective as of July 14, 2023. MM VAM, LLC is an entity controlled by Casey Crawford. As of the July 14, 2023 closing date of the Transaction, Mr. Crawford effectively controls Vident Advisory (“VA”) which acquired the assets and liabilities of VIA, also effective as of July 14, 2023, as part of the Transaction. Upon the July 14, 2023 close of the Transaction, the Current Sub-Advisory Agreement automatically terminated pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).

In anticipation of the termination of the Current Sub-Advisory Agreement, VA has sought to enter into a new investment sub-advisory agreement with the Adviser (the “New Sub-Advisory Agreement”). The New Sub-Advisory Agreement is subject to approval by the Funds’ shareholders.

At a meeting of the Board of Trustees of the Trust (the “Board”), held on June 22, 2023, the Board, including a majority of the trustees who are not deemed to be “interested persons” of the Trust (as that term is defined by the 1940 Act), approved both: (i) the proposed New Investment Sub-Advisory Agreement between the Adviser and VA; and (ii) an interim sub-advisory agreement between the Adviser and VA (the “Interim Sub-Advisory Agreement”). The Interim Sub-Advisory Agreement took effect immediately upon the July 14, 2023 closing of the Transaction.

Pursuant to the Interim Sub-Advisory Agreement, VA may provide investment sub-advisory services to each Fund for up to 150 days between the July 14, 2023

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effective date of the Interim Sub-Advisory Agreement and the approval by each Fund’s shareholders of the New Sub-Advisory Agreement. A special meeting of each Fund’s shareholders, at which each Fund’s shareholders will be requested to approve the proposed New Sub-Advisory Agreement, is scheduled for September 26, 2023.

There will be no change in either Fund’s portfolio managers, investment objective, principal investment strategy, and investment policies in connection with the Transaction.

6. Investment Transactions:

For the period ended June 30, 2023, the purchases and sales of investment securities other than in-kind transactions, long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
Strategas Global Policy Opportunities ETF	$12,232,487	$12,184,612
Strategas Macro Thematic Opportunities ETF	27,516,765	33,954,704

For the period ended June 30, 2023, there were in-kind transactions associated with creation and redemptions:

	Purchases	Sales	Realized Gain/(Loss)
Strategas Global Policy Opportunities ETF . . . . . . . . . . .	$14,731,028	$1,950,002	$185,535
Strategas Macro Thematic Opportunities ETF . . . . . . . . . . .	5,542,392	10,784,577	(737,990)

For the period ended June 30, 2023, there were no purchases or sales of long-term U.S. Government securities by the Funds.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

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The tax character of dividends and distributions declared during the fiscal year ended December 31, 2022 were as follows:

		Ordinary Income	Long-Term Capital Gain	Total
Strategas Global Policy Opportunities ETF	2022	$101,830	$—	$101,830
Strategas Macro Thematic Opportunities ETF	2022	567,168	—	567,168

As of December 31, 2022, the components of accumulated loss on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Depreciation	Other Temporary Differences	Total Accumulated Loss
Strategas Global Policy Opportunities ETF	$792	$—	$(21,205)	$(535,250)	$(2)	$(555,665)
Strategas Macro Thematic Opportunities ETF	—	—	(4,116,371)	(871,321)	(63,572)	(5,051,264)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Strategas Global Policy Opportunities ETF	$21,205	$—	$21,205
Strategas Macro Thematic Opportunities ETF	4,116,371	—	4,116,371

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Strategas Global Policy Opportunities ETF	$32,969,364	$2,512,680	$(1,500,147)	$1,012,533
Strategas Macro Thematic Opportunities ETF	59,350,589	4,890,953	(1,093,537)	3,797,416

8. Concentration of Risks:

As with all management investment companies, a shareholder of the Funds are subject to the risk that his or her investment could lose money. The Funds are

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subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet their investment objective.

Active Management Risk (Both Funds) – Each Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. A Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Emerging Market Company Risk (Global Policy Opportunities ETF) – Investments in emerging market companies are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market company to be a company designated as from an emerging market country by the MSCI All Country World Index.

Equity Market Risk (Both Funds) – Because a Fund invests in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including

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closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short-term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

ETF Risks (Both Funds) – The Funds are ETFs and, as a result of this structure, they are exposed to the following risks:

Trading Risk – Although Fund shares are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

Shares of a Fund may trade at, above or below their most recent NAV. The per share NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings since the prior most recent calculation. The trading prices of a Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV, the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to a Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of a Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

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Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of a Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of a Fund and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of a Fund’s shares and the value of its underlying securities.

Foreign Company Risk (Global Policy Opportunities ETF) – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign

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currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund’s portfolio. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund’s investments in that country and other affected countries. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Foreign Currency Risk (Global Policy Opportunities ETF) – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Geographic Focus Risk (Global Policy Opportunities ETF) – To the extent that it focuses its investments on a particular country or geographic region outside the U.S., the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

European Risk – The Fund has significant exposure to securities of issuers located in the European region. As a result, the Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected

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and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, such as the U.K.’s formal exit on January 31, 2020. While the U.K left the EU single markets and customs union under the terms of a new trade agreement effective December 31, 2020, there is still considerable uncertainty relating to the potential consequences associated with the U.K.’s exit and whether the exit will increase the likelihood of other countries also departing the EU.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Inflation Risk (Both Funds) – Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline. Measures of inflation have increased to levels not experienced in several decades. Uncertainty regarding the magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation, may negatively impact asset prices and increase market volatility.

Large Capitalization Risk (Both Funds) – If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or

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medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk (Both Funds) – Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Lobbying Focused Investments Risk (Global Policy Opportunities ETF) - The Adviser’s investment process utilizes lobbying intensity as the primary input when selecting securities for the Fund’s portfolio. The Adviser does not consider a company’s traditional financial metrics when constructing the Fund’s portfolio. A company’s financial performance is determined by a number of factors, and the degree to which a company engages in lobbying activities may have little or no impact on whether the company performs well or poorly financially. Further, a company may be lobbying due to a threat to its operations created by proposed or anticipated regulations and if such lobbying efforts are unsuccessful and the regulations are adopted, the regulations could lead to increased operational costs or other effects causing underperformance. Companies with significant lobbying expenditures may underperform companies with lower lobbying expenditures. The Fund may forego some market opportunities available to funds that do not focus on securities of companies with significant lobbying activity, and therefore the Fund may underperform such other funds. Additionally, U.S. federal law imposes obligations on companies to disclose certain information on lobbying spend. If the law were to change in a manner so as to limit or eliminate such disclosures, it could have a material, negative impact on the Adviser’s ability to gather information regarding corporate lobbying spend.

Macro-Thematic Trend Investing Strategy Risk (Macro Thematic Opportunities ETF) – The Adviser select securities for the Fund’s portfolio pursuant to a macro-thematic trend investment strategy. The value of the Fund may decline if, among other reasons, macro-thematic trends believed to be beneficial to the Fund do not develop as anticipated or maintain over time, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro-thematic trend do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro-thematic

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2023
(UNAUDITED)

trend, or other investment strategies generally outperform macro-thematic trends investing based on a variety of factors.

Methodology Risk (Global Policy Opportunities ETF) – The Adviser’s methodology to determine a company’s “lobbying intensity” is derived from publicly available lobbying data filed and disclosed pursuant to the LDA. To the extent that a company fraudulently or accidently reports incorrect lobbying expenditures, such data may affect the Adviser’s methodology and cause securities of a company to be included in or excluded from the Fund’s portfolio when such securities otherwise would have been excluded or included, respectively. Further, there may be ways to influence legislation or public policy that may not be legally classified as “lobbying” or reported as such pursuant to the LDA. Additionally, the LDA only covers U.S. federal lobbying and does not include state or local lobbying or the lobbying of foreign governments. To the extent that the data disclosed pursuant to the LDA does not fully capture all lobbying expenditures or is otherwise incomplete, the Adviser’s methodology may be affected and result in securities of companies being included or excluded in the portfolio of the Fund that otherwise may have been excluded or included, respectively. The exclusion or inclusion of such securities may negatively affect the value of the Fund’s portfolio.

New Fund Risk (Both Funds) – Because each Fund is new, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Portfolio Turnover Risk (Both Funds) – Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

Sector Focus Risk (Both Funds) – Because the Funds may, from time to time, be more heavily invested in particular sectors, the value of their shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, each Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The Funds’ sector exposures may change over time, as macroeconomic, market, sector and company-specific conditions change.

Healthcare Sector Risk (Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the healthcare sector. Companies in the healthcare sector are subject to

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2023
(UNAUDITED)

extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector can also be significantly affected by product liability claims, rapid obsolescence of products or services, and patent expirations, as well as government approval of products and services.

Industrials Sector Risk (Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the industrials sector. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk (Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the information technology sector. The information technology sector has been among the most volatile sectors of the stock market. Because the Fund’s investments are significantly exposed to companies in the information technology sector, its performance will be significantly affected by developments in that sector. The information technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. Companies in the information technology sector involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain companies in the information technology sector may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2023
(UNAUDITED)

products or services are delayed or cancelled. The risks associated with companies in the information technology sector are magnified in the case of small-cap technology companies.

Shareholder Concentration Risk (Both Funds) – A large percentage of each Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase a Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Small and Medium Capitalization Companies Risk (Both Funds) – Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Valuation Risk (Both Funds) – The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

9. Concentration of Shareholders:

At June 30, 2023, the records of the Trust reflected that 100% of the Strategas Global Policy Opportunities ETF and the Strategas Macro Thematic Opportunities ETF total shares outstanding were held by three and two Authorized Participants, respectively, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2023
(UNAUDITED)

  DISCLOSURE OF FUND EXPENSES

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

●

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2023
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  DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Strategas Global Policy Opportunities ETF
Actual Fund Return	$1,000.00	$1,065.40	0.65%	$3.33
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Strategas Macro Thematic Opportunities ETF
Actual Fund Return	$1,000.00	$1,011.30	0.65%	$3.24
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2023
(UNAUDITED)

  REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

●

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

●	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

●	during the period covered by the report, the Board approved a change to the membership of the committee serving as Program Administrator.

●	no material changes had been made to the Program during the period covered by the report.

In connection with the Funds’ operation as ETFs, the Program Administrator’s report further discussed: (i) the relationship between each Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, its shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); (ii) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio; and (iii) each Funds’ qualification as “In-Kind ETFs”.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Strategas ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

855-457-3637

Investment Adviser

Strategas Asset Management, LLC

52 Vanderbilt Avenue, 19th Floor

New York, NY 10017

Sub-Adviser

Vident Asset Management

1125 Sanctuary Parkway, Suite 515

Alpharetta, GA 30009

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

STR-SA-001-0200

(b)      Not applicable.

Item 2. Code	of Ethics.

Not applicable for semi-annual report.

Item 3. Audit	Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure	of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure	of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b)    Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: September 7, 2023